(Loss)/earnings per share - Narrative Information (Details)	12 Months Ended
Dec. 31, 2025 shares
Earnings/(loss) per share
Weighted Average Ordinary Shares To Be Issued.	759,082
Earnout Shares
Earnings/(loss) per share
Shares have been excluded from the calculation of weighted average shares outstanding	600,000
Share options [member]
Earnings/(loss) per share
Shares have been excluded from the calculation of weighted average shares outstanding	54,398
Warrants [member]
Earnings/(loss) per share
Shares have been excluded from the calculation of weighted average shares outstanding	897,384